14. LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2020
Loans And Borrowings
LOANS AND BORROWINGS
14.	LOANS AND BORROWINGS

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.19	Borrowing	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.20
Local currency
Working capital	Fixed / CDI	3.25% (6.07% on 12.31.19)	0.6	3,312,639	1,200,000	(3,947,237)	(340,227)	143,506	-	368,681
Certificate of agribusiness receivables (3)	CDI / IPCA	10.21% (6.73% on 12.31.19)	3.0	1,597,447	-	(780,000)	(100,932)	104,578	-	821,093
Development bank credit lines	Fixed / Selic / TJLP	(5.09% on 12.31.19)	-	45,516	-	(45,470)	(427)	381	-	-
Debentures	CDI / IPCA	8.28% (7.40% on 12.31.19)	7.7	755,760	2,124,725	-	(38,339)	179,859	-	3,022,005
Export credit facility (4)	Fixed / CDI / USD	3.69% (5.83% on 12.31.19)	6.8	1,612,365	1,490,809	(1,113,176)	(111,498)	152,968	377,229	2,408,697
Special program asset restructuring	IGPM	(12.22% on 12.31.19)	-	284,308	-	(287,621)	(5,142)	8,455	-	-

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.19)	-	5,720	73,671	(34,609)	(667)	701	-	44,816
				7,613,755	4,889,205	(6,208,113)	(597,232)	590,448	377,229	6,665,292

Foreign currency
Bonds	Fixed / USD / EUR	4.81% (4.36% on 12.31.19)	12.4	10,407,484	4,282,961	(3,010,421)	(760,879)	881,137	3,029,711	14,829,993
Export credit facility	Fixed / LIBOR / USD	3.13% (5.77% on 12.31.19)	2.2	407,275	-	(118,113)	(20,686)	17,627	106,533	392,636
Advances for foreign exchange rate contracts	Fixed / USD	-	-	-	529,211	(529,210)	-	-	(1)	-
Working capital	Fixed / TRY	10.98% (16.56% on 12.31.19)	1.2	191,765	718,956	(381,502)	(42,742)	46,704	(16,676)	516,505

				11,006,524	5,531,128	(4,039,246)	(824,307)	945,468	3,119,567	15,739,134
				18,620,279	10,420,333	(10,247,359)	(1,421,539)	1,535,916	3,496,796	22,404,426

Current				3,132,029						1,059,984
Non-current				15,488,250						21,344,442

(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.
(3)	The Certificate of Agribusiness Receivable (“CRA”) issued by the Company are backed by receivables of BRF S.A. from certain subsidiaries abroad.
(4)	The Export Credit Facility was issued in Reais simultaneously and in connection with a foreign exchange rate swap, resulting essentially in a net cash flow in U.S. Dollars. As the transactions are inseparable, both are recorded together under Loans and Borrowings by their amortized cost.

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.18	Borrowing	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.19
Local currency
Working capital	Pre-fixed / CDI	6.07% (7.78% on 12.31.18)	1.2	5,863,023	1,193,616	(3,745,967)	(421,600)	423,567	-	3,312,639
Certificate of agribusiness receivables	CDI / IPCA	6.73% (6.08% on 12.31.18)	2.5	2,597,502	-	(999,905)	(139,633)	139,483	-	1,597,447
Development bank credit lines	Pre-fixed / Selic / TJLP	5.09% (6.16% on 12.31.18)	0.3	264,545	-	(223,077)	(7,005)	11,053	-	45,516
Debentures	CDI / IPCA	7.90%	6.2	-	742,250	(15)	(16,372)	29,897	-	755,760
Export credit facility	CDI	5.83% (9.02% on 12.31.18)	8.7	1,625,327	(22,403)	(31,700)	(108,845)	149,986	-	1,612,365
Special program asset restructuring	IGPM	12.22% (12.45% on 12.31.18)	0.2	273,426	-	-	(8,554)	19,436	-	284,308
Fiscal incentives	Pre-fixed	2.40% (2.40% on 12.31.18)	-	3,317	70,203	(67,805)	(570)	575	-	5,720
				10,627,140	1,983,666	(5,068,469)	(702,579)	773,997	-	7,613,755

Foreign currency
Bonds	Pre-Fixed + e.r. USD and EUR	4.36% (4.07% on 12.31.18)	6.0	9,746,446	3,082,040	(2,906,635)	(504,774)	648,991	341,416	10,407,484
Export credit facility	LIBOR + e.r. USD	5.54% (2.47% on 12.31.18)	3.2	1,383,192	-	(948,646)	(31,277)	28,937	(24,931)	407,275
				-
Advances for foreign exchange rate contracts	Pre-Fixed + e.r. USD	(4.67% on 12.31.18)	-	214,192	92,750	(327,469)	(10,249)	12,831	17,945	-
Working capital	Pre-Fixed + e.r. TRY	16.56% (21.91% on 12.31.18)	1.1	194,474	240,702	(229,919)	(41,974)	42,237	(13,755)	191,765

				11,538,304	3,415,492	(4,412,669)	(588,274)	732,996	320,675	11,006,524
				22,165,444	5,399,158	(9,481,138)	(1,290,853)	1,506,993	320,675	18,620,279

Current				4,547,389						3,132,029
Non-current				17,618,055						15,488,250

(1)	Weighted average annual rate.

(2)	Weighted average maturity in years.

As of December 31, 2020 and December 31, 2019, the Company did not have any financial covenant clauses related to its loans and borrowings agreements.

14.1.	Revolving credit facility

With the purpose of maintaining a prudential and sustainable short-term liquidity position, continuing with the strategy of extending its average debt maturity and reducing the cost of debt, on December 27, 2019, the Company retained from Banco do Brasil a revolving credit facility up to the limit of R$1,500,000 for a period of three years. On October 28, 2020 the Company retained an additional revolving credit facility before Banco do Brasil, up to the limit of R$1,500,000, for the next three years. The referenced credit facilities can be withdrawn totally or partially, at the Company’s will, whenever necessary. As of December 31, 2020, the credit facilities were available, but unused.

14.2.	Issuance of Debentures

On July 17, 2020, 2,200,000 (two million, two hundred thousand) Debentures were subscribed with a notional value of R$ 1,000.00 (one thousand Brazilian Reais), in a total amount of R$2,200,000 (two billion and two hundred million Brazilian Reais), in two series as presented in the table below. The Debentures are simple, not convertible into shares, unsecured and for private placement. The Debentures were privately placed with VERT Companhia Securitizadora, to back its forty-sixth issuance of Agribusiness Receivables Certificates, in two series, which were object of public distribution with restricted placement efforts.

12.31.20
Operation	Series	Issue date	Maturity	Rate	Notional	Updated Value

Debenture - 2nd Issue	1st Series	07.14.20	07.14.27	IPCA + 5.30% p.a.	705,000	724,110
Debenture - 2nd Issue	2nd Series	07.14.20	07.12.30	IPCA + 5.60% p.a.	1,495,000	1,526,757
					2,200,000	2,250,867

The issuance costs of R$75,275 are recognized on the statement of income over the term of the debt according to the effective interest rate method.

14.3.	Issuance of Senior Unsecured Notes

BRF S.A. made international offerings of senior notes on September 21, 2020 in the amount equivalent to R$2,722,000 (USD500,000), at 98.247% of the principal amount, and on October 26, 2020 in the amount equivalent to R$1,689,840 (USD300,000), at 98.242% of the principal amount, under the same indenture. The notes are due on September 21, 2050 and the interests are paid semi-annually at the rate of 5.750% p.a. The Company incurred in issuance expenses of R$41,645 related to commissions and other costs, which, together with the R$86,869 of the issuance discount, are recognized on the statement of income over the term of the notes according to the effective interest rate method.

The Company used and will keep using the proceeds for general corporate purposes, which include the payment of the other loans.

14.4.	Tender Offer for Senior Notes

The Company executed two tender offers between July 17 and July 24, 2020 and between September 21 and October 9, 2020 for the following senior notes: (i) (a) 5.875% Senior Notes due 2022, (b) 2.750% Senior Notes due 2022, (c) 3.950% Senior Notes due 2023 and (d) 4.750% Senior Notes due 2024 all issued by BRF; and (ii) 4.350% Senior Notes due 2026, issued by BRF GmbH and guaranteed by BRF. The repurchases reached the cap and were fully settled by September 28, 2020 and its results are presented in the table below:

Instrument	Currency	Maturity	Notional repurchased		Outstanding notional (1)
			(loan currency)	(Reais) (2)	(loan currency)	(Reais) (3)

BRF S.A. - BRFSBZ 2 3/4	EUR	June 3, 2022	158,109	977,194	166,672	1,063,017
BRF S.A. - BRFSBZ 5 7/8 (4)	USD	June 6, 2022	38,384	203,452	70,928	368,592
BRF S.A. - BRFSBZ 3.95	USD	May 22, 2023	111,956	600,585	234,033	1,216,199
BRF S.A. - BRFSBZ 4 3/4	USD	May 22, 2024	222,495	1,214,329	295,363	1,534,913
BRF GmbH - BRFSBZ 4.35	USD	Sep 29, 2026	718	3,932	499,282	2,594,619

(1)	Outstanding notional after the tender offer.
(2)	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date of the repurchase.
(3)	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date 12.31.20.
(4)	Loan fully designated as hedge accounting (note 23.4.2.ii). The exchange rate variation between the designation date and the settlement date of the repurchased portion will remain in Other Comprehensive Income until the realization of the highly probable sales (hedge object).

The Company paid the amount equivalent to R$3,160,274 for the repurchase of these liabilities, which includes notional, interest, premium and taxes. The Company incurred in financial expenses with the repurchases in the amount of R$112,206 with the premium paid, R$19,675 with taxes and R$16,900 with the write-off of the costs of issuance.

14.5.	Prepayment of Credit Facilities

Additionally to the tender offer described above, during the second semester of 2020, the Company prepaid certain bilateral credit facilities in Brazil with original maturity between September 2020 and May 2022, in the aggregated notional, interest and premium amount of R$4,895,300, being R$2,094,555 related to the facilities described in note 1.4. The Company incurred in financial expenses with the prepayments in the amount of R$22,347 related to premium and write-off of the costs of issuance.

The transactions described in the items above, are adherent to the Company’s capital structure management strategy, which includes, among other aspects, the sustaining of liquidity, the lengthening of the average tenor of its indebtedness and the diversification of its sources of financing.

14.6.	Loans and borrowings maturity schedule

The maturity schedule of the loans and borrowings is as follows:

12.31.20
Current	1,059,984
Non-current	21,344,442
2022	2,114,622
2023	2,569,063
2024	1,782,687
2025	599,266
2026 onwards	14,278,804
22,404,426

14.7.	Guarantees

	12.31.20	12.31.19
Total loans and borrowings	22,404,426	18,620,279
Mortgage guarantees	44,816	51,237
Related to FINEM-BNDES	-	45,516
Related to tax incentives and other	44,816	5,721

On December 31, 2020, the amount of bank guarantees contracted by the Company was of R$590,933 (R$666,335 as of December 31, 2019) which were offered mainly in litigations involving the Company’s use of tax credits. These guarantees have an average cost of 1.95% p.a. (1.77% p.a. as of December 31, 2019).